Cover	12 Months Ended
Apr. 30, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	THE J. M. SMUCKER COMPANY
Entity Central Index Key	0000091419